DEFERRED POLICY ACQUISITION COSTS	12 Months Ended
Dec. 31, 2011
DEFERRED POLICY ACQUISITION COSTS
DEFERRED POLICY ACQUISITION COSTS

10. DEFERRED POLICY ACQUISITION COSTS

The following table presents a rollforward of deferred policy acquisition costs:

Years Ended December 31, (in millions)	2011	2010	2009

Chartis:
Balance, beginning of year	$2,099	$1,919	$2,420

Dispositions(a)	-	-	(418)
Acquisition costs deferred	4,548	4,058	4,158
Amortization expense	(4,324)	(3,894)	(4,352)
Increase due to foreign exchange and other	52	16	111

Balance, end of year	$2,375	$2,099	$1,919

SunAmerica:
Balance, beginning of year	$7,258	$8,462	$11,294

Dispositions(b)	-	-	(479)
Acquisition costs deferred	869	701	716
Amortization expense	(1,142)	(1,086)	(1,287)
Change in net unrealized losses on securities(c)	(486)	(817)	(735)
Increase (decrease) due to foreign exchange	3	1	(10)
Other(d)	-	(3)	(1,037)

Balance, end of year(e)	$6,502	$7,258	$8,462

Other operations:
Balance, beginning of year	$32	$17,505	$17,304

Dispositions(b)	-	(16,117)	-
Acquisition costs deferred	14	1,218	1,286
Amortization expense	(20)	(841)	(1,031)
Change in net unrealized gains (losses) on securities(c)	-	28	(37)
Increase due to foreign exchange	1	314	687
Activity of discontinued operations	-	59	446
Reclassified to Assets held for sale	-	(1,960)	(1,090)
Other(d)	(2)	(174)	(60)

Subtotal	$25	$32	$17,505
Consolidation and eliminations	35	42	49

Balance, end of year(e)	$60	$74	$17,554

Total deferred policy acquisition costs	$8,937	$9,431	$27,935

(a)
In 2009, Transatlantic was deconsolidated and 21st Century and HSB were sold.

(b)
In 2010, includes AIA which was deconsolidated and ALICO which was sold. In 2009, AIG Life Canada was sold.

(c)
In 2009, includes an increase of $1.0 billion and $2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard for SunAmerica and Divested businesses, respectively.

(d)
In 2009, includes a decrease of $1.0 billion and $2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard for SunAmerica and Divested businesses, respectively.

(e)
Includes $(1.4) billion, $(758) million and $176 million for SunAmerica at December 31, 2011, 2010 and 2009, respectively. For the year ended December 31, 2010, there were no net unrealized gains and losses on available for sale securities associated with divested businesses.

    Included in the above table is the VOBA, an intangible asset recorded during purchase accounting, which is amortized in a manner similar to DAC. Amortization of VOBA was $34 million, $90 million and $132 million in 2011, 2010 and 2009, respectively, while the unamortized balance was $430 million, $488 million and $1.6 billion at December 31, 2011, 2010 and 2009, respectively. The percentage of the unamortized balance of VOBA at December 31, 2011 expected to be amortized in 2012 through 2016 by year is: 8.1 percent, 7.6 percent, 6.3 percent, 5.8 percent and 5.1 percent, respectively, with 67.1 percent being amortized after five years. These projections are based on current estimates for investment, persistency, mortality and morbidity assumptions. The DAC amortization charged to income includes the increase or decrease of amortization related to Net realized capital gains (losses), primarily in SunAmerica's domestic retirement services business. In 2011, 2010 and 2009, amortization expense (increased) decreased by $274 million, $114 million and $15 million, respectively.

    As AIG operates in various global markets, the estimated gross profits used to amortize DAC, VOBA and SIA are subject to differing market returns and interest rate environments in any single period. The combination of market returns and interest rates may lead to acceleration of amortization in some products and regions and simultaneous deceleration of amortization in other products and regions.

    DAC, VOBA and SIA for insurance-oriented, investment-oriented and retirement services products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, AIG's DAC, VOBA and SIA may be subject to an impairment charge and AIG's results of operations could be significantly affected in future periods.